Prepaid expense and other current assets (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018
Prepaid expense and other current assets
Prepaid hosting fees and software licenses	€ 7,788	€ 1,625
Advance payments to the Group's partners for flight and other online payment services	2,168	1,474
Prepaid fees related to a planned capital transaction	240	1,257
Prepaid rent, insurance and other goods and services	€ 2,397	€ 3,028